Share-based compensation plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-based compensation plan
Summary of changes in level 3 share-based liabilities measured at fair value

Amount
December 31, 2024	$6,889
Share-based compensation	3,235
Exercise of stock options	(2)
Change in fair value of share-based compensation	5,056
Foreign currency translation adjustment	367
December 31, 2025	15,545
Share-based compensation	2,801
Exercise of stock options	(10)
Change in fair value of share-based compensation	4,810
Foreign currency translation adjustment	(669)
June 30, 2026	$22,477

Amount
January 1, 2024	$4,244
Share-based compensation	3,258
Exercise of stock options	—
Change in fair value of share-based compensation	(178)
Foreign currency translation adjustment	(435)
December 31, 2024	6,889
Share-based compensation	3,235
Exercise of stock options	(2)
Change in fair value of share-based compensation	5,056
Foreign currency translation adjustment	367
December 31, 2025	$15,545

Equity classified stock options
Share-based compensation plan
Summary of stock option activity under the Company's Option Plan

		Weighted average
	Number of options	exercise price
December 31, 2024	1,323,045	$7.24
Stock options granted	4,127,700	0.20
Stock options exercised	(5,063)	3.58
Stock options forfeited and cancelled	(97,301)	6.38
Stock options expired	(4,750)	3.58
Stock options modification	—	(1.61)
December 31, 2025	5,343,631	0.25
Stock options granted	2,800,000	1.53
Stock options exercised	(30,406)	0.36
Stock options forfeited and cancelled	(593,834)	0.16
Stock options expired	(5,500)	0.93
June 30, 2026	7,513,891	$0.73
Exercisable as of June 30, 2026	2,698,059	$0.36
(1)	The number of stock options and exercise prices as of December 31, 2024 and transactions prior to the August 2025 Rights Offering during the year ended December 31, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split. See note 14 for details

	Number of	Weighted average
	options	exercise price
January 1, 2024	1,480,514	$7.44
Stock options granted	94,500	9.30
Stock options exercised	(24,900)	3.69
Stock options forfeited and cancelled	(227,069)	8.13
December 31, 2024	1,323,045	7.24
Stock options granted	4,127,700	0.20
Stock options exercised	(5,063)	3.58
Stock options forfeited and cancelled	(97,301)	6.38
Stock option expired	(4,750)	3.58
Stock option modification	—	(1.61)
December 31, 2025	5,343,631	$0.25
Exercisable as of December 31, 2025	2,705,028	$0.36
(1)

The number of stock options and exercise prices for the prior period and transactions prior to the Rights Offering in the current period have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details

Summary of information about the stock options outstanding and exercisable

The following table summarizes information about the Company’s equity-classified stock options outstanding and exercisable as of June 30, 2026.

	Number of	Weighted	Number of	Weighted
	options	average years to	options	average years to
Exercise prices	outstanding	expiry	exercisable	expiry
$0.01 - $0.49	4,049,839	8.12	2,096,050	7.21
$0.50 - $0.99	340,737	5.09	278,694	4.44
$1.00 - $1.60	3,123,315	9.22	323,315	3.20
Total	7,513,891	8.44	2,698,059	6.44

The following table summarizes information about the Company’s equity-classified stock options outstanding and exercisable at December 31, 2025.

	Number of	Weighted	Number of	Weighted
	options	average	options	average
Exercise prices	outstanding	years to expiry	exercisable	years to expiry
$0.01 – $0.49	4,624,079	8.70	2,126,456	7.60
$0.50 – $0.99	393,237	6.09	268,194	4.78
$1.00 – $1.60	326,315	3.71	310,378	3.57
Total	5,343,631	8.20	2,705,028	6.86

Summary of weighted average assumptions used to estimate the fair value of stock options granted

Six months ended
June 30, 2026
Fair value of common shares	$1.53
Weighted average expected term	7.0 years
Weighted average expected volatility	110%
Weighted average risk-free interest rate	3.26%
Expected dividend	$ nil
(1)	The weighted average common share fair value for the year ended December 31, 2025 reflects the ten-for-one (10:1) retrospective adjustment for any options granted prior to the August 2025 Rights Offering. See note 14 for details

	Year ended December 31
	2025		2024
Fair value of common shares		$0.20		$9.30
Weighted average expected term		6.3 years		4.1 years
Weighted average expected volatility		139%		93%
Weighted average risk-free interest rate		3.10%		1.65%
Expected dividend	$	nil	$	nil
(1)	Prior year common share fair value has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See Note 12 for details.

Liability classified stock options
Share-based compensation plan
Summary of stock option activity under the Company's Option Plan

	Number of options	Weighted average
	outstanding	exercise price
December 31, 2024	1,829,531	$11.62
Stock options granted	22,203,841	0.10
Stock options exercised	(9,517)	0.09
Stock options forfeited and cancelled	(279,437)	5.62
Stock options modification	—	(0.75)
December 31, 2025	23,744,418	0.17
Stock options granted	11,496,500	1.53
Stock options exercised	(10,016)	0.13
Stock options forfeited and cancelled	(53,691)	0.21
June 30, 2026	35,177,211	$0.62
Exercisable as of June 30, 2026	11,372,261	$0.22
(1)	The number of stock options and exercise prices as of December 31, 2024 and transactions prior to the August 2025 Rights Offering during the year ended December 31, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split. See note 14 for details

	Number of options	Weighted average
	outstanding	exercise
January 1, 2024	1,527,750	$12.10
Stock options granted	312,250	9.30
Stock options exercised	(16)	15.50
Stock options forfeited and cancelled	(10,453)	12.57
December 31, 2024	1,829,531	11.62
Stock options granted	22,203,841	0.10
Stock options exercised	(9,517)	0.09
Stock options forfeited and cancelled	(279,437)	5.62
Stock option modification	—	(0.75)
December 31, 2025	23,744,418	$0.17
Exercisable as of December 31, 2025	11,231,053	$0.21
(1)

The number of stock options and exercise prices for the prior period and transactions prior to the Rights Offering in the current period have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details

Summary of information about the stock options outstanding and exercisable
16.	Share-based compensation plan: (continued)

The following table summarizes information about the Company’s liability classified stock options outstanding and exercisable as of June 30, 2026:

	Number of	Weighted	Number of	Weighted
	options	average years	options	average years
Exercise prices	outstanding	to expiry	exercisable	to expiry
$0.01 - $0.49	21,806,274	9.10	10,029,017	9.10
$0.50 - $0.99	993,187	7.81	487,624	7.34
$1.00 - $1.66	12,377,750	9.60	855,620	5.52
Total	35,177,211	9.24	11,372,261	8.76

The following table summarizes information about the Company’s liability classified stock options outstanding and exercisable at December 31, 2025:

	Number of	Weighted	Number of	Weighted
	options	average	options	average
Exercise prices	outstanding	years to expiry	exercisable	years to expiry
$0.01 – $0.49	21,862,168	9.60	10,046,691	9.60
$0,50 – $0.99	1,000,000	8.34	390,264	7.82
$1.00 – $1.66	882,250	6.10	794,098	6.04
Total	23,744,418	9.42	11,231,053	9.29

Summary of weighted average assumptions used to estimate the fair value of stock options granted

	June 30, 2026		December 31, 2025
Fair value of common shares		$1.65		$1.28
Weighted average expected term		5.7 years		5.6 years
Weighted average expected volatility		110%		138%
Weighted average risk-free interest rate		3.13%		2.93%
Expected dividend	$	nil	$	nil

	December 31, 2025		2025 Grant Date
Fair value of common shares		$1.28		$0.10
Weighted average expected term		5.6 years		6.2 years
Weighted average expected volatility		138%		139%
Weighted average risk-free interest rate		2.93%		3.10%
Expected dividend	$	nil	$	nil

	December 31, 2024		2024 Grant Date
Fair value of common shares		$9.30		$9.30
Weighted average expected term		5.0 years		6.7 years
Weighted average expected volatility		122%		123%
Weighted average risk-free interest rate		2.96%		3.08%
Expected dividend	$	nil	$	nil
(1)	Prior year common share fair value has been retrospectively adjusted to reflect the ten-for- one (10:1) reverse share split effective August 2025. See Note 12 for details.